STOCKHOLDERS DEFICIT (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants Outstanding, Begining Balance		23,805,027	23,805,027	8,004,708
Weighted average exercise price or warrants outstanding, Begining Balance		$ 0.079	$ 0.079	$ 0.014
Warrants granted	133,689,640		(0)	15,800,319
Weighted average exercise price, Warrants granted	$ 0.01122		$ (0)	$ 0.00475
Warrants exercised			(0)	(0)
Weighted average exercise price, Warrants exercised			$ (0)	$ (0)
Warrants expired or forfeited		(8,004,708)		0
Weighted average exercise price, Warrants expired or forfeited		$ (0)		$ (0)
Number of Warrants Outstanding, Ending Balance		15,800,319
Weighted average exercise price or warrants outstanding and exercisable, Ending Balance		$ 0.0079
Number of Warrants Outstanding, Begining Balance	15,800,319	23,805,027	23,805,027
Weighted average exercise price or warrants outstanding, Begining Balance	$ 0.0079	$ 0.079	$ 0.079
Weighted average exercise price, Warrants expired or forfeited
Number of Warrants Outstanding, Ending Balance	149,489,959	15,800,319	23,805,027	23,805,027
Weighted average exercise price or warrants outstanding and exercisable, Ending Balance	$ 0.0109	$ 0.0079	$ 0.079	$ 0.079